Summary of Significant Accounting Policies and Use of Estimates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies and Use of Estimates [Abstract]
Number of operating segments	1	2
Number of reportable segments	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	CEO
Approach of CODM to determine segment information	The key measure of performance used by the CODM for the single reportable segment is loss before income tax expense.